OTHER NON-CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER NON-CURRENT LIABILITIES

Other non-current liabilities consisted of the following:

	As of
	December 31, 2023	June 30, 2024
		(Unaudited)
Long-term payments of leaseback (1)	$195,219	$478,473
Deposit	78,631	-
Total	$273,850	$478,473

(1)	Long-term payments of leaseback represented certain sale-and-lease back arrangements for the purpose of obtaining financing (Note 11 Accrued expenses and other liabilities).

Other non-current liabilities consisted of the following:

	As of December 31,
	2022	2023
Long-term payments of leaseback (1)	$57,096	$195,219
Deposit	102,355	78,631
Long-term payable (2)	6,404	-
Total	$165,855	$273,850

(1)	Long-term payments of leaseback represented certain sale-and-lease back arrangements for the purpose of obtaining financing (Note 12).

(2)	Long-term payable represented payable for vehicle mortgage loan (Note 12).

SCHEDULE OF PAYMENTS OF LEASEBACK

As of June 30, 2024, the payments of leaseback will be due according to the following schedule:

For the fiscal years ended December 31,	Amount
Remainder of 2024	$263,776
Thereafter	851,430
Total payments of leaseback and vehicle mortgage loan	$1,115,206

As of December 31, 2023, the payments of leaseback and vehicle mortgage loan will be due according to the following schedule:

For the fiscal years ended December 31,	Amount
2024	$315,139
2025	195,219
Thereafter
Total payments of leaseback and vehicle mortgage loan	$510,358